Equity - Summary of Movements in Ordinary Share Capital (Parenthetical) (Details) - Private Placement of Shares		1 Months Ended
	Aug. 31, 2022 $ / shares shares	Apr. 30, 2023 $ / shares shares	Mar. 31, 2024 shares	Dec. 31, 2023 $ / shares shares	Mar. 31, 2021 $ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares) | shares	86,666,667		125,369,514	201,137,412
Sale of equity price (in dollars per share) | $ / shares	$ 0.75				$ 0.30
Discount percentage used to calculate equity purchase price per share	5.00%	15.00%
Fully-paid ordinary shares | shares		77,083,607			60,109,290
Fully-paid ordinary shares price (in dollars per share) | $ / shares		0.85
Chief Medical Officer
Disclosure Of Classes Of Share Capital [Line Items]
Sale of equity price (in dollars per share) | $ / shares				$ 0.30
Fully-paid ordinary shares | shares			5,039,814